1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventory) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Inventory Disclosure [Abstract]
Raw material	$ 445,210	$ 302,448
Work-in-progress	385,601	392,991
Finished goods	158,067	200,734
Total inventories	$ 988,878	$ 896,173